Subsequent Events (Details) - USD ($) $ in Thousands				9 Months Ended
	Nov. 22, 2021	Nov. 15, 2021	Oct. 12, 2021	Sep. 30, 2021
Subsequent Events (Details) [Line Items]
Fair value of extension options				$ 47
Subsequent [Member]
Subsequent Events (Details) [Line Items]
Outstanding options, description			On October 12, 2021, the Company’s Board of Directors approved an extension of the exercise term of 88,900 outstanding options for one year period from October 27, 2021 till October 2022.
Outstanding options			88,900
Payment terms	the Company will pay Saol a $95 million upfront payment, and up to an additional $50 million in sales milestones during 2022-2034. In addition, the Company will acquire from Saol existing inventory at an estimated value of approximately $15 million, which will be paid over 10 equal quarterly instalments.
Credit facility description		the Company secured a $40 million credit facility from Bank Hapoalim, Israel’s leading commercial bank. The credit facility is comprised of a $20 million 5-year term loan baring an interest at a rate of SOFR (Secured Overnight Financing Rate) +2.18%, and a $20 million short-term revolving credit facility baring an interest at a rate of SOFR +1.75%, or a commitment fee of 0.2% calculated over the unutilized balance of the short-term revolving credit facility.